Subsequent Events (Details) - Forecast [Member] - USD ($)	Apr. 16, 2024	Mar. 30, 2024
Subsequent Event [Line Items]
Ordinary shares (in Shares)	5,000,000	5,000,000
Ordinary shares par value	$ 0.001
Aggregate purchase price (in Dollars)	$ 2,000,000
Purchase price of per share	$ 0.4	$ 0.001
Gross proceeds (in Dollars)	$ 2,000,000